COLLABORATION INVENTORIES, NET	9 Months Ended
Sep. 30, 2024
Classes of current inventories [abstract]
COLLABORATION INVENTORIES, NET	COLLABORATION INVENTORIES, NET

	September 30, 2024	December 31, 2023
	US$’000 (Unaudited)	US$’000
Raw materials	18,179	13,155
Work-in-process	4,944	2,990
Finished goods	425	3,288
Total collaboration inventories, net	23,548	19,433
The Company's reserve for inventory was $15.8 million and $8.9 million as of September 30, 2024 and December 31, 2023, respectively. The Company’s reserve for inventory was primarily related to expired material and certain batches or units of product that did not meet quality specifications that were charged to collaboration cost of sales.